Property, Plant and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Property Plant And Equipment Additional Information [Abstract]
Estimated costs for completion of capital additions under construction	$ 110,000
Depreciation and depletion expense	169,400	171,905	163,198
Future minimum rentals under noncancelable operating leases in 2014	42,200
Future minimum rentals under noncancelable operating leases in 2015	37,700
Future minimum rentals under noncancelable operating leases in 2016	28,400
Future minimum rentals under noncancelable operating leases in 2017	19,600
Future minimum rentals under noncancelable operating leases in 2018	14,300
Future minimum rentals under noncancelable operating leases, thereafter	34,600
Total rental expense under operating leases	$ 68,500	$ 68,200	$ 58,200